Fair Value Measurements - Schedule of Value of Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	$ 87,889
Earn-Out Liability
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	26,596
Warrant Liability – Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	39,500
Warrant Liability Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	21,793
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	39,500
Level 1 [Member] | Earn-Out Liability
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	0
Level 1 [Member] | Warrant Liability – Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	39,500
Level 1 [Member] | Warrant Liability Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	0
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	0
Level 2 [Member] | Earn-Out Liability
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	0
Level 2 [Member] | Warrant Liability – Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	0
Level 2 [Member] | Warrant Liability Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	0
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	48,389	$ 9,200
Level 3 [Member] | Earn-Out Liability
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	26,596	$ 0
Level 3 [Member] | Warrant Liability – Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	0
Level 3 [Member] | Warrant Liability Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	$ 21,793